Non-Controlling Interest in Consolidated Subsidiaries - Options (Details) - Open Market	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent	20.00%
Percentage of ownership interest of subsidiary	20.00%